THE ADVISOR'S INNER CIRCLE FUND




INVESTMENT ADVISER:                                                ANNUAL REPORT
PROSPECT ASSET MANAGEMENT, INC.                                 OCTOBER 31, 2001






--------------------------------------------------------------------------------
                                    J A P A N
                             Smaller Companies Fund
















          THE INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
                   CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

TABLE OF CONTENTS


                                                                            Page

Statement of Net Assets ...................................................    1

Statement of Operations ...................................................    2

Statement of Changes in Net Assets ........................................    3

Financial Highlights ......................................................    4

Notes to Financial Statements .............................................    5

Report of Independent Public Accountants ..................................    8

Federal Income Tax Information ............................................    9

STATEMENT OF NET ASSETS
October 31, 2001

JAPAN SMALLER
COMPANIES FUND

                                 Market
                                 Value
                        Shares   (000)
---------------------------------------


[Pie Graphic Omitted]
Percentages are as follows:

Cash Equivalent 14.6%
Foreign Common Stock 85.4%



FOREIGN COMMON STOCK (81.6%)
JAPAN (81.6%)
   BUILDING & CONSTRUCTION (4.5%)
   Nichiha              1,500    $  17
                                 -----
   COMPUTERS & SERVICES (4.2%)
   Computer Engineering &
     Consulting           700        7
   Jastec                 300        9
                                 -----
                                    16
                                 -----
   FINANCIAL SERVICES (11.6%)
   Diamond Lease        1,000       12
   Inter                1,700       13
   Nissin               1,100       19
                                 -----
                                    44
                                 -----
   PROFESSIONAL SERVICES (1.8%)
   Wilson Learning
     Worldwide            400        7
                                 -----
   REAL ESTATE (15.8%)
   Fuso Lexel           3,000       16
   Joint                  600       23
   Touei Housing        1,800       21
                                 -----
                                    60
                                 -----

                                 Market
                                 Value
                        Shares   (000)
---------------------------------------

   RETAIL (37.9%)
   Arc Land Sakamoto    1,000    $  13
   Belluna                700       22
   Colowide             1,000        7
   Japan                1,500       18
   Joyfull              2,000       22
   K's Denki            1,400       15
   Nishimatsuya Chain   1,200       23
   Nitori               1,000       24
                                 -----
                                   144
                                 -----
   WHOLESALE (5.8%)
   Fuji Electronics       800        5
   IMI                    800       11
   Sugimoto               500        2
   Vitec                  500        4
                                 -----
                                    22
                                 -----
TOTAL FOREIGN COMMON STOCK
   (Cost $315)                     310
                                 -----
CASH EQUIVALENT (13.9%)
   Union Bank of California
     Time Deposit,
     2.410%, 11/01/01  53,189       53
                                 -----
TOTAL CASH EQUIVALENT
   (Cost $53)                       53
                                 -----
TOTAL INVESTMENTS (95.5%)
   (Cost $368)                     363
                                 -----
OTHER ASSETS & LIABILITIES,
   NET (4.5%)                       17
                                 -----
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 39,792 outstanding
     shares of beneficial
     interest                      384
   Accumulated net investment
     loss                           (2)
   Accumulated net realized
     gain on investments             3
   Net unrealized depreciation
     on investments                 (5)
                                 -----
TOTAL NET ASSETS (100.0%)         $380
                                 =====
   Net Asset Value, Offering and
     Redemption Price Per Share  $9.55
                                 =====

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the period ended October 31, 2001
                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                       FUND
                                                                   -------------
                                                                    06/27/01 (1)
                                                                     TO 10/31/01
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend Income...................................................      $ 1
--------------------------------------------------------------------------------
  Total Investment Income..........................................         1
--------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees ........................................         1
  Administrative Fees .............................................        43
  Professional Fees ...............................................        27
  Transfer Agent Fees .............................................        10
  Printing Fees ...................................................         6
  Registration and Filing Fees ....................................         5
  Trustee Fees ....................................................         3
  Insurance and Other Fees ........................................         2
--------------------------------------------------------------------------------
  Total Expenses...................................................        97
--------------------------------------------------------------------------------
  Less: Investment Advisory Fees Waived............................        (1)
Reimbursement of Investment Advisory Fees..........................       (94)
--------------------------------------------------------------------------------
  Net Expenses.....................................................         2
--------------------------------------------------------------------------------
  Net Investment Loss  ............................................        (1)
--------------------------------------------------------------------------------
  Net Realized Gain from Securities Sold ..........................         3
  Net Realized Loss from Forward Foreign Currency Contracts
     and Foreign Currency Transactions.............................        (1)
  Net Change in Unrealized Depreciation on Investment Securities  .        (5)
--------------------------------------------------------------------------------
  Net Realized and Unrealized Loss on Investments .................        (3)
--------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting from Operations ............     $  (4)
================================================================================
(1) The Japan Smaller Companies Fund commenced operations on June 27, 2001.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the period ended October 31, 2001
                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                       FUND
                                                                   -------------
                                                                    06/27/01 (1)
                                                                     TO 10/31/01
--------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net Investment Loss ...........................................       $ (1)
  Net Realized Gain from Securities Sold ........................          3
  Net Realized Loss from Forward Foreign Currency Contracts
    and Foreign Currency Transactions ...........................         (1)
  Net Change in Unrealized Depreciation on Investment Securities          (5)
--------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting
    from Operations..............................................         (4)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Issued ...................................        384
  Reinvestment of Cash Distributions ............................         --
  Cost of Shares Redeemed .......................................         --
--------------------------------------------------------------------------------
  Increase in Net Assets Derived from Capital Share Transactions         384
--------------------------------------------------------------------------------
  Total Increase in Net Assets ..................................        380
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Period ...........................................         --
--------------------------------------------------------------------------------
  End of Period .................................................       $380
--------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares Issued .................................................         40
  Shares Issued in Lieu of Cash Distributions ...................         --
  Shares Redeemed ...............................................         --
--------------------------------------------------------------------------------
  Net Increase in Shares.........................................         40
================================================================================
(1) The Japan Smaller Companies Fund commenced operations on June 27, 2001. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period
For the Period Ended October 31, 2001







                                                                   JAPAN SMALLER
                                                                     COMPANIES
                                                                       FUND
                                                                   -------------
                                                                    06/27/01 (1)
                                                                     TO 10/31/01
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...........................      $ 10.00
Net Investment Loss ............................................        (0.02)
Net Realized and Unrealized Losses on Securities ...............        (0.43)
                                                                      -------
Net Asset Value, End of Period .................................      $  9.55
                                                                      -------
Total Return+ ..................................................        (4.50)%
                                                                      =======
Net Assets, End of Period (000) ................................      $   380

Ratio of Expenses to Average Net Assets ........................         2.00%
Ratio of Net Investment Loss to Average Net Assets .............        (0.75)%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Reimbursements) ......................       113.09%
Ratio of Net Investment Loss to Average Net Assets
     (Excluding Waivers and Reimbursements) ....................      (111.84)%
Portfolio Turnover Rate ........................................        31.56%

 +  Return is for the period indicated and has not been annualized.
(1) The Japan Smaller Companies Fund commenced operations on June 27, 2001. All ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


1.   ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fifteen portfolios. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund commenced operations on June 27, 2001. The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Securities listed or traded on a national securities exchange are valued at the last reported sale price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then thay are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available, of which there were none as of October 31, 2001, or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange: and

     (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting

October 31, 2001

     purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for the fiscal years beginning after December 15, 2000. Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.


3.   TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4.   ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000, $90,000 per any additional portfolio and $20,000 per any additional class or 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services related to the Fund under this agreement.


5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001 under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of the Fund. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 2.00% of the average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The

NOTES TO FINANCIAL STATEMENTS (concluded)
October 31, 2001

Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


6.   INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 2001 are as follows:

                         JAPAN SMALLER
                        COMPANIES FUND
                             (000)
                        --------------
Purchases
   Government ...........    $ --
   Other ................     363
Sales
   Government ...........      --
   Other ................      50

At October 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 2001, are as follows:

                         JAPAN SMALLER
                           COMPANIES
                             FUND
                             (000)
                        --------------
Aggregate gross
   unrealized
   appreciation .........    $ 21
Aggregate gross
   unrealized
   depreciation .........     (26)
                             ----
Net unrealized
   depreciation .........    $ (5)
                             ====


7.   CONCENTRATION OF CREDIT RISK:
Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of
Trustees of Japan Smaller Companies Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of Japan Smaller Companies Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from inception (June 27, 2001) through October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Japan Smaller Companies Fund of The Advisors' Inner Circle Fund as of October 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the period from inception (June 27, 2001) through October 31, 2001, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP


Philadelphia, Pennsylvania
December 14, 2001

                         FEDERAL INCOME TAX INFORMATION
                                   (UNAUDITED)

Foreign taxes during the fiscal period ended October 31, 2001 amounting to $96 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2001 which shareholders of this Fund will receive in late January, 2002.

    INVESTMENT ADVISER:
    Prospect Asset Management, Inc.
    6700 Kalanianaole Highway, Suite 122
    Honolulu, HI 96825

    DISTRIBUTOR:
    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, PA 19456

    ADMINISTRATOR:
    SEIInvestments Mutual Funds Services

    LEGAL COUNSEL:
    Morgan, Lewis & Bockius LLP

    INDEPENDENT PUBLIC ACCOUNTANTS:
    Arthur Andersen LLP



    TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE
 INFORMATION:
       BY TELEPHONE: Call 1-800-335-2110
       BY MAIL: Write to us

                        The Japan Smaller Companies Fund
                      c/o SEI Investments Distribution Co.
                            One Freedom Valley Drive


PAM-AR-001-01

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